Summary of Significant Accounting Policies (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative liabilities (Level 2)	$ 7,908,860	$ 7,061,238	$ 622,944	$ 0